OPERATING LEASES (Details) - Building - CNY (¥)	Mar. 31, 2017	Mar. 31, 2016
Operating leases
Property on Operating Lease, gross	¥ 53,049,213	¥ 53,049,213
Less: Accumulated depreciation	(13,812,837)	(12,030,383)
Property on Operating Lease, net	39,236,376	¥ 41,018,830
Future minimum rental income
2018	4,816,386
2019	4,170,397
2020	4,056,594
2021	95,821
Total	¥ 13,139,198